Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

There are no recently issued accounting pronouncements that the Company has not yet adopted that they believe are applicable or would have a material impact on the financial statements of the Company.

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

There are no recently issued accounting pronouncements that we have not yet adopted that we believe are applicable or would have a material impact on our financial statements.